Annual Fund Operating Expenses - Invesco VI Diversified Dividend Fund	Apr. 30, 2021
Series I
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.71%
Series II
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.96%